Net Loss From Continuing Operations - Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Income (Loss) From Continuing Operations [Abstract]
Deposits	$ 572	$ 775	$ 4,060
Repurchase agreements collateralized by bonds	44	101	100
Others	9	13	17
Interest income	$ 625	$ 889	$ 4,177